UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 16, 2007

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       64

Form 13F Information Table value total:       $114069



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE    SHARED  NONE
Advanced Viral Research    COM              007928104          1   20000SH       SOLE                  0       0  20000
Air Products and Chemicals COM              009158106        257    3200SH       SOLE                  0       0   3200
Allegheny Energy, Inc.     COM              017361106       1325   25610SH       SOLE                  0       0  25610
AmBev ADR                  SPONSORED ADR    20441W203       1683   24042SH       SOLE                  0       0  24042
Amerisourcebergen Corp     COM              03073E105       1599   32325SH       SOLE                  0       0  32325
Amphenol Corp Cl A         CLASS A          032095101       2822   79156SH       SOLE                  0       0  79156
Analog Devices, Inc.       COM              032654105        226    6001SH       SOLE                  0       0   6001
AT&T Corp.                 COM              00206R102        237    5721SH       SOLE                  0       0   5721
Bank of America CorporationCOM              060505104        459    9389SH       SOLE                  0       0   9389
BB&T Corporation           COM              054937107        253    6210SH       SOLE                  0       0   6210
Capital One Financial Corp.COM              14040H105        293    3737SH       SOLE                  0       0   3737
Casavant Intl Mng Corp     COM               125809996         0   15718SH       SOLE                  0       0  15718
Charles Schwab & Co.       COM               808513105       328   16006SH       SOLE                  0       0  16006
Chevron Corporation        COM               166764100      1508   17907SH       SOLE                  0       0  17907
Coca-Cola Company          COM               191216100       268    5128SH       SOLE                  0       0   5128
Colgate-Palmolive Company  COM               194162103      1338   20629SH       SOLE                  0       0  20629
Comcast Corp Cl A          COM               200300101       965   34323SH       SOLE                  0       0  34323
Constellation Energy Group,COM               210371100       396    4542SH       SOLE                  0       0   4542
Covance Inc.               COM               222816100      1798   26230SH       SOLE                  0       0  26230
Devon Energy Corporation   COM              25179M103       1431   18282SH       SOLE                  0       0  18282
Diageo ADR                 SPONSORED ADR    25243Q205       1314   15774SH       SOLE                  0       0  15774
Du Pont (E.I.)             COM               263534109       274    5394SH       SOLE                  0       0   5394
Duke Energy Corporation    COM               264399106       736   40238SH       SOLE                  0       0  40238
Dun & Bradstreet CorporatioCOM              26483E100       2452   23814SH       SOLE                  0       0  23814
Exxon Mobil Corporation    COM              30231G102       3500   41726SH       SOLE                  0       0  41726
Franklin Resources Inc     COM               354613101      2743   20709SH       SOLE                  0       0  20709
General Dynamics Corp      COM               369550108      1491   19067SH       SOLE                  0       0  19067
General Electric Co.       COM               369604103       795   20765SH       SOLE                  0       0  20765
Hewlett-Packard Company    COM               428236103      2198   49259SH       SOLE                  0       0  49259
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                  0       0  10500
Int'l Business Machines    COM               459200101       296    2815SH       SOLE                  0       0   2815
Int'l Flavors & FrangrancesCOM               459506101      1153   22113SH       SOLE                  0       0  22113
iPath DJ AIG Commodity ETN ETN              06738C778       8722  171824SH       SOLE                  0       0 171824
iShares MSCI EAFE Index    ETF               464287465      8219  101763SH       SOLE                  0       0 101763
iShares S&P Global Telecom ETF               464287275      1535   21371SH       SOLE                  0       0  21371
iShares Tr S&P Latin AmericETF               464287390      4682   21959SH       SOLE                  0       0  21959
L-3 Communications Hldgs   COM               502424104      1700   17457SH       SOLE                  0       0  17457
Lab Corp of America        COM              50540R409       1665   21279SH       SOLE                  0       0  21279
Lehman Brothers Holdings, ICOM               524908100      2552   33664SH       SOLE                  0       0  33664
Lincoln Elec Hldgs Inc     COM               533900106      1961   26420SH       SOLE                  0       0  26420
Metlife, Inc.              COM              59156R108       2507   38883SH       SOLE                  0       0  38883
Mettler Toledo Intl Inc    COM               592688105       345    3611SH       SOLE                  0       0   3611
Moodys Corp                COM               615369105       323    5188SH       SOLE                  0       0   5188
Penney J C Co Inc          COM               708160106       930   12850SH       SOLE                  0       0  12850
Plum Creek Timber Co       COM               729251108      3693   88641SH       SOLE                  0       0  88641
Powershs Listed Private EquETF              73935X195       5360  197204SH       SOLE                  0       0 197204
Praxair, Inc.              COM              74005P104       2050   28474SH       SOLE                  0       0  28474
Procter & Gamble Company   COM               742718109       941   15375SH       SOLE                  0       0  15375
Prudential Financial Inc   COM               744320102      2676   27518SH       SOLE                  0       0  27518
S&P 500 Equal Weighted     ETF              78355W106        665   12983SH       SOLE                  0       0  12983
Sears Holdings Corp        COM               812350106       995    5868SH       SOLE                  0       0   5868
SPDR S&P 500               ETF              78462F103        269    1790SH       SOLE                  0       0   1790
Spectra Energy             COM               847560109       292   11233SH       SOLE                  0       0  11233
Staples, Inc.              COM               855030102      1400   58988SH       SOLE                  0       0  58988
Thermo Fisher Scientific   COM               883556102      2035   39353SH       SOLE                  0       0  39353
Toyota Motor Cp ADR        SPONSORED ADR     892331307       986    7832SH       SOLE                  0       0   7832
Universal Express Inc      COM              91349P103          0   65470SH       SOLE                  0       0  65470
Vanguard Total Stock Mkt   ETF               922908769       662    4435SH       SOLE                  0       0   4435
Vanguard Value             ETF               922908744       385    5359SH       SOLE                  0       0   5359
Wachovia Corp.             COM               929903102       564   11005SH       SOLE                  0       0  11005
WisdomTree Large Cap Div FuETF              97717W307      12154  201127SH       SOLE                  0       0 201127
WisdomTree MidCap Div Fund ETF              97717W505       4689   80313SH       SOLE                  0       0  80313
WisdomTree Small Cap Div FuETF              97717W604       4656   81469SH       SOLE                  0       0  81469
Wyeth                      COM               983024100       313    5460SH       SOLE                  0       0   5460